Contract Assets, Net and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets, Net and Contract Liabilities [Abstract]
CONTRACT ASSETS, NET AND LIABILITIES

NOTE 8 – CONTRACT ASSETS, NET AND CONTRACT LIABILITIES

Contract assets is presented net of allowance for expected credit loss.

	As of December 31,	As of June 30,
	2024	2025
Contract assets	$1,060,590	$398,639
Less: allowance for expected credit loss	(2,919)	(910)
Total	$1,057,671	$397,729

The movement of contract assets is as follows:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$987,084	$1,060,590
Additions	87,166,469	23,187,799
Reclassified to receivables due to billings	(87,092,963)	(23,849,750)
Total	$1,060,590	$398,639

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(2,949)	$(2,919)
Reversal	30	2,009
Total	$(2,919)	$(910)

Contract liabilities are recognized when the Company received prepayments from customers. Contract liabilities will be recognized as revenue when promised services are provided. Contract liabilities were $1,525 and $488 as of December 31, 2024 and June 30, 2025, respectively.

NOTE 9 — CONTRACT ASSETS, NET AND LIABILITIES

Contract assets is presented net of allowance for expected credit losses:

	As of December 31,
	2023	2024
Contract assets	$987,084	$1,060,590
Less: allowance for expected credit losses	(2,949)	(2,919)
Total	$984,135	$1,057,671

The movement of contract assets is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$960,251	$987,084
Additions	140,020,469	87,166,469
Reclassified to receivables due to billings	(139,993,636)	(87,092,963)
Total	$987,084	$1,060,590

The movement of allowance for expected credit losses is as follows:

	As of December 31,
	2023	2024
Balance at beginning of the year	$(2,895)	$(2,949)
(Provision) Reversal	(54)	30
Total	$(2,949)	$(2,919)

Contract liabilities are recognized when the Company received prepayments from customers. Contract liabilities will be recognized as revenue when promised services are provided. Contract liabilities were $4,015 and $1,525 as of December 31, 2023 and 2024, respectively.